Organization and Operations of the Company (Expressed in Canadian $000's except per share amounts) (Narrative) (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Organization And Operations Of The Company (expressed In Canadian $000's Except Per Share Amounts) 1	$ 50,523
Organization And Operations Of The Company (expressed In Canadian $000's Except Per Share Amounts) 2	46,012
Organization And Operations Of The Company (expressed In Canadian $000's Except Per Share Amounts) 3	13,923
Organization And Operations Of The Company (expressed In Canadian $000's Except Per Share Amounts) 4	$ 20,381